UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

DATE OF REPORTING PERIOD: JUNE 30, 2008

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
June 30, 2008

Principal				Interest
Amount		Security		Rate*	Value

		CORPORATE NOTES—56.9%
		Abbott Laboratories:
$ 1,000	M	9/15/08		4.54%	$ 1,001,663
6,000	M	2/17/09		2.60	6,022,357
2,000	M	5/15/09		2.86	2,042,605
4,100	M	Archer-Daniels-Midland Co., 7/1/08	(a)	2.25	4,100,000
9,000	M	Coca Cola Co., 7/2/08	(a)	2.12	8,999,469
3,000	M	Colgate-Palmolive Co., 7/11/08	(a)	2.14	2,998,216
8,000	M	Dupont (E.I.) de Nemours & Co., 8/4/08	(a)	2.18	7,983,523
1,000	M	Fifth Third Bank, 8/15/08		4.76	998,307
		General Electric Capital Corp.:
4,500	M	7/2/08		2.78	4,499,649
4,000	M	7/14/08		2.45	3,996,438
1,000	M	7/24/08		4.63	1,002,363
2,276	M	4/1/09		2.80	2,280,964
		Hershey Foods Co.:
7,000	M	8/11/08	(a)	2.18	6,982,608
4,000	M	8/18/08	(a)	2.20	3,988,261
2,000	M	International Business Machines Corp., 2/1/09		2.81	2,028,878
10,700	M	Kimberly Clark Worldwide, 7/7/08	(a)	2.07	10,696,304
		Madison Gas & Electric Co.:
7,000	M	7/15/08		2.20	6,994,006
5,000	M	7/25/08		2.45	4,991,830
7,300	M	Merck & Co., Inc., 7/14/08		2.12	7,294,406
3,000	M	Minnesota Mining & Manufacturing Co., 8/4/08		2.13	2,993,960
6,955	M	Pepsi Bottling Holdings, Inc., 2/17/09	(b)	2.85	7,072,378
8,500	M	Pfizer, Inc., 7/25/08	(a)	2.15	8,487,808
4,000	M	Pitney Bowes Credit Corp, 8/15/08		5.75	4,014,192
2,000	M	Procter & Gamble Co., 8/15/08		3.51	2,002,367
6,000	M	Prudential Funding Corp., 10/2/08		2.40	5,962,733
5,000	M	Stanley Works, 7/10/08	(a)	2.15	4,997,298
12,500	M	Toyota Motor Credit Corp., 10/1/08		2.45	12,421,587

Total Value of Corporate Notes (cost $136,854,170)					136,854,170

		U.S. GOVERNMENT AGENCY OBLIGATIONS—26.0%
		Fannie Mae:
3,900	M	7/18/08		2.07	3,896,179
4,100	M	8/22/08		2.25	4,086,666
		Federal Home Loan Bank:
4,700	M	7/2/08		2.09	4,699,727
6,600	M	7/23/08		2.10	6,591,510
15,000	M	7/30/08		2.16	14,973,855
5,000	M	8/20/08		2.13	5,018,202
1,000	M	3/3/09		2.73	1,000,286
3,000	M	3/17/09		3.00	2,995,309
3,500	M	4/30/09		2.63	3,500,000
2,000	M	6/26/09		3.25	2,000,000
2,700	M	6/30/09		3.05	2,700,000

		Freddie Mac:
4,500	M	1/14/09		3.54	4,501,713
3,250	M	1/30/09		2.81	3,250,000
3,300	M	7/3/09		3.20	3,300,000

Total Value of U.S. Government Agency Obligations (cost $62,513,447)					62,513,447

		FLOATING RATE NOTES—9.1%
5,450	M	Advanced Packaging Corp., 10/1/36 (LOC; Fifth Third Bank)		3.00	5,450,000
5,000	M	Federal Home Loan Bank, 11/26/08		2.41	4,999,236
3,700	M	Genesys Medsports, LLC, 1/1/27 (LOC; Fifth Third Bank)		3.00	3,700,000
4,750	M	International Business Machines Corp., 9/8/08	(b)	2.48	4,749,314
3,000	M	Procter & Gamble International Funding, SCA, 2/19/09		2.79	3,000,000

Total Value of Floating Rate Notes (cost $21,898,550)					21,898,550

		CERTIFICATES OF DEPOSIT—5.8%
6,000	M	Citibank NA, 9/3/08		2.71	6,018,949
8,000	M	JPMorgan Chase & Co., 8/19/08		2.85	8,000,000

Total Value of Certificates of Deposit (cost $14,018,949)					14,018,949

		BANKERS' ACCEPTANCES—3.3%
		Bank of America, NA:
5,000	M	7/14/08		3.55	4,993,484
2,971	M	8/18/08		2.50	2,961,525

Total Value of Bankers' Acceptances (cost $7,955,009)					7,955,009

Total Value of Investments (cost $243,240,125) **		101.1%			243,240,125
Excess of Liabilities Over Other Assets		(1.1)			(2,614,413)

Net Assets		100.0%			$ 240,625,712

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on
floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2008.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Secton 4(2) of the
Securities Act of 1933. Certain restricted securities are
exempt from the registration requirements under Section
4(2) of the Securities Act of 1933 and may only be sold to
qualified institutional investors. At June 30, 2008, the Fund held nine Section 4(2) securities with an aggregate value of
$59,233,487 representing 24.6% of the Fund's net assets.

(b)	Security exempt from registration under Rule 144A of
Securities Act of 1933. Certain restricted securities are
exempt from the registration requirements under Rule 144A
of the Securities Act of 1933 and may only be sold to
qualified institutional investors. At June 30, 2008, the Fund held two 144A securities with an aggregate value of
$11,821,692 representing 4.9% of the Fund's net assets.

Summary of Abbreviations:
LOC Letter of Credit

Portfolio of Investments (unaudited)
GOVERNMENT FUND
June 30, 2008

Principal
Amount		Security	Value

		MORTGAGE-BACKED CERTIFICATES—99.1%
		Fannie Mae—18.3%
$ 20,190	M	5.5%, 4/1/2033 - 2/1/2038	$ 19,992,148
22,074	M	6%, 1/1/2036 - 4/1/2038	22,301,221

			42,293,369

		Government National Mortgage Association I Program—80.8%
30,657	M	5%, 5/15/2033 - 5/15/2036	29,819,953
50,217	M	5.5%, 3/15/2033 - 4/15/2038	50,157,584
67,924	M	6%, 3/15/2031 - 5/15/2038	69,195,122
29,710	M	6.5%, 10/15/2028 - 4/15/2038	30,853,179
4,334	M	7%, 4/15/2032 - 8/15/2035	4,642,217
1,734	M	7.5%, 7/15/2023 - 6/15/2034	1,864,084

			186,532,139

Total Value of Mortgage-Backed Certificates (cost $230,064,863)			228,825,508

		SHORT-TERM CORPORATE NOTES—.6%
		Money Market Fund
1,310	M	First Investors Cash Reserve Fund, 2.24%
		(cost $1,310,000) *	1,310,000

Total Value of Investments (cost $231,374,863)		99.7%	230,135,508
Other Assets, Less Liabilities		.3%	754,493

Net Assets		100.0%	$ 230,890,001

*	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at June 30, 2008.

At June 30, 2008, the cost of investments for federal income tax purposes was $231,374,863. Accumulated net unrealized
depreciation on investments was $1,239,355, consisting of
$1,043,191 gross unrealized appreciation and $2,282,546
gross unrealized depreciation.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
June 30, 2008

Principal
Amount
or Shares		Security		Value

		CORPORATE BONDS—77.9%
		Automotive—1.6%
$ 4,801	M	Daimler Chrysler NA Holdings Corp., 6.5%, 2013		$ 4,984,134

		Chemicals—1.1%
1,700	M	Air Products & Chemicals, Inc., 4.125%, 2010		1,694,654
1,700	M	Cabot Corp., 5.25%, 2013	(a)	1,756,688

				3,451,342

		Consumer Durables—.5%
1,650	M	Black & Decker Corp., 5.75%, 2016		1,575,554

		Consumer Non-Durables—.5%
1,600	M	Newell Rubbermaid, Inc., 6.75%, 2012		1,645,688

		Energy—7.6%
2,700	M	Canadian Natural Resources, Ltd., 5.9%, 2018		2,687,569
1,550	M	Husky Oil Ltd., 8.9%, 2028		1,558,720
850	M	Kinder Morgan Finance Co., 5.35%, 2011		824,500
2,800	M	Nabors Industries, Inc., 6.15%, 2018	(a)	2,835,241
2,000	M	Nexen, Inc., 5.05%, 2013		1,956,536
2,000	M	Northern Border Pipeline Co., 7.1%, 2011		2,081,035
2,150	M	Pacific Energy Partners LP, 7.125%, 2014		2,169,946
7,200	M	Rockies Express Pipeline, LLC, 6.25%, 2013	(a)	7,287,012
2,200	M	Spectra Energy Capital, LLC, 6.2%, 2018		2,144,338
500	M	Tesoro Corp., 6.5%, 2017		451,250

				23,996,147

		Financial Services—10.3%
4,900	M	Amvescap PLC, 5.375%, 2013		4,618,279
4,500	M	Citigroup, Inc., 5.5%, 2013		4,396,437
7,460	M	CoBank, ACB, 7.875%, 2018	(a)	7,420,193
1,800	M	Compass Bank, 6.4%, 2017		1,756,906
1,000	M	Fleet Capital Trust II, 7.92%, 2026		1,007,310
625	M	Greenpoint Bank, 9.25%, 2010		662,575
2,420	M	Hibernia Corp., 5.35%, 2014		2,236,767
1,880	M	Independence Community Bank Corp., 4.9%, 2010		1,717,224
1,200	M	National City Bank of Pennsylvania, 7.25%, 2011		1,094,941
2,000	M	Royal Bank of Scotland Group PLC, 5%, 2014		1,919,148
		SunTrust Banks, Inc.:
1,600	M	7.25%, 2018		1,599,420
3,000	M	5.853%, 2049		2,184,072
2,565	M	Washington Mutual Bank, 5.95%, 2013		2,131,097

				32,744,369

		Financials—15.3%
		American General Finance Corp.:

875	M	8.125%, 2009		895,035
1,800	M	6.9%, 2017		1,571,413
3,500	M	Bear Stearns Cos., Inc., 7.25%, 2018		3,658,785
900	M	Caterpillar Financial Services Corp., 4.6%, 2014		878,095
1,170	M	ERAC USA Finance Enterprise Co., 8%, 2011	(a)	1,209,012
2,363	M	Ford Motor Credit Co., 9.75%, 2010		2,061,220
		Goldman Sachs Group, Inc.:
2,700	M	5.95%, 2018		2,596,512
2,300	M	6.15%, 2018		2,235,386
1,600	M	6.45%, 2036		1,431,021
		International Lease Finance Corp.:
2,000	M	5.625%, 2013		1,750,494
6,600	M	6.625%, 2013		5,936,502
		Lehman Brothers Holdings, Inc.:
1,800	M	5.625%, 2013		1,705,383
3,200	M	6.75%, 2017		3,011,283
		Merrill Lynch & Co.:
6,800	M	5.45%, 2013		6,420,138
3,800	M	6.875%, 2018		3,622,859
10,100	M	Morgan Stanley, 6.625%, 2018		9,586,769

				48,569,907

		Food/Beverage/Tobacco—2.7%
1,980	M	Bunge Limited Finance Corp., 5.875%, 2013		1,948,692
1,900	M	Cargill, Inc., 6%, 2017	(a)	1,892,457
1,949	M	ConAgra Foods, Inc., 6.75%, 2011		2,030,918
2,800	M	Philip Morris International, Inc., 5.65%, 2018		2,726,562

				8,598,629

		Food/Drug—1.2%
2,000	M	Kroger Co., 6.75%, 2012		2,107,934
700	M	Safeway, Inc., 6.5%, 2011		724,420
900	M	Wal-Mart Stores, Inc., 6.2%, 2038		887,265

				3,719,619

		Forest Products/Containers—.5%
1,725	M	Sappi Papier Holding AG, 6.75%, 2012	(a)	1,658,639

		Gaming/Leisure—.2%
750	M	MGM Mirage, Inc., 8.5%, 2010		744,375

		Health Care—.8%
2,500	M	Fisher Scientific International, Inc., 6.75%, 2014		2,563,210

		Housing—.6%
1,970	M	D.R. Horton, Inc., 8%, 2009		1,974,925

		Industrials—.3%
890	M	Harley-Davidson Funding Corp., 6.8%, 2018	(a)	880,918

		Information Technology—2.7%
2,645	M	International Business Machines Corp., 7%, 2025		2,845,496
3,800	M	Oracle Corp., 5.75%, 2018		3,803,785
1,750	M	Xerox Corp., 6.875%, 2011		1,814,829

				8,464,110

		Manufacturing—2.2%
1,750	M	Briggs & Stratton Corp., 8.875%, 2011		1,793,750
2,500	M	Crane Co., 6.55%, 2036		2,325,658
1,112	M	Hanson Australia Funding, Ltd., 5.25%, 2013		1,086,561

646	M	Hanson PLC, 7.875%, 2010		679,898
875	M	Ingersoll-Rand Co., 9%, 2021		1,119,745

				7,005,612

		Media-Broadcasting—1.5%
2,600	M	Comcast Cable Communications, Inc., 7.125%, 2013		2,743,892
2,000	M	Cox Communications, Inc., 4.625%, 2013		1,895,394

				4,639,286

		Media-Diversified—5.1%
3,208	M	Dun & Bradstreet Corp., 6%, 2013		3,199,156
1,800	M	McGraw-Hill Cos., Inc., 5.9%, 2017		1,780,144
2,400	M	News America, Inc., 5.3%, 2014		2,355,770
1,770	M	Thomson Reuters Corp., 5.95%, 2013		1,779,026
		Time Warner, Inc.:
1,575	M	6.875%, 2012		1,612,647
4,430	M	6.2%, 2013		4,509,514
1,000	M	9.125%, 2013		1,099,107

				16,335,364

		Metals/Mining—3.8%
1,300	M	Alcoa, Inc., 6%, 2012		1,302,461
8,834	M	ArcelorMittal, 6.125%, 2018	(a)	8,648,875
2,000	M	Vale Overseas, Ltd., 6.25%, 2017		1,945,952

				11,897,288

		Real Estate Investment Trusts—1.1%
		AvalonBay Communities, Inc.:
1,900	M	7.5%, 2010		1,987,347
200	M	6.625%, 2011		204,869
1,350	M	Duke Weeks Realty Corp., 7.75%, 2009		1,379,827

				3,572,043

		Telecommunications—4.5%
2,000	M	Deutsche Telekom AG, 8%, 2010		2,116,730
1,359	M	GTE Corp., 6.84%, 2018		1,401,507
2,000	M	SBC Communications, Inc., 6.25%, 2011		2,069,324
1,725	M	Sprint Capital Corp., 6.375%, 2009		1,725,343
		Verizon Communications, Inc.:
3,600	M	5.5%, 2018		3,430,991
900	M	6.1%, 2018		895,126
800	M	Verizon New York, Inc., 6.875%, 2012		835,002
1,750	M	Vodafone AirTouch PLC, 7.75%, 2010		1,829,387

				14,303,410

		Transportation—4.3%
4,397	M	Burlington Northern Santa Fe Corp., 4.3%, 2013		4,166,487
		Canadian National Railway Co.:
3,300	M	5.85%, 2017		3,344,121
2,700	M	6.8%, 2018		2,881,329
2,800	M	Union Pacific Corp., 5.7%, 2018		2,737,532
300	M	Union Pacific Railroad, 7.28%, 2011		320,469

				13,449,938

		Utilities—8.7%
1,800	M	Consumers Energy Co., 6.875%, 2018		1,913,612
8,250	M	E. ON International Finance BV, 5.8%, 2018	(a)	8,108,257
2,650	M	Entergy Gulf States, Inc., 5.25%, 2015		2,502,623
750	M	Great River Energy Co., 5.829%, 2017	(a)	746,001
		NiSource Finance Corp.:
5,300	M	7.875%, 2010		5,499,126
3,600	M	6.15%, 2013		3,594,118
570	M	NY State Gas & Electric Co., 6.15%, 2017	(a)	565,834
1,400	M	OGE Energy Corp., 5%, 2014		1,330,049

775	M	PSI Energy, Inc., 8.85%, 2022		948,113
1,510	M	Public Service Electric & Gas Co., 6.75%, 2016		1,629,168
570	M	Southwestern Electric Power Co., 5.875%, 2018		546,528

				27,383,429

		Waste Management—.8%
500	M	Allied Waste NA, Inc., 5.75%, 2011		493,750
2,000	M	Waste Management, Inc., 6.875%, 2009		2,039,884

				2,533,634

Total Value of Corporate Bonds (cost $254,154,829)				246,691,570

		PREFERRED STOCKS—9.6%
		Financial Services—4.7%
320,000		Citigroup, Inc., 8.125%, 2049-Series "AA"		7,168,000
5,600,000		JPMorgan Chase & Co., 7.9%, 2049		5,266,408
		Wachovia Corp.:
1,800,000		7.98%, 2049		1,657,890
45,000		8%, 2049		1,008,900

				15,101,198

		Financials—1.7%
260,000		Lehman Brothers Holdings Inc., 7.95%, 2013 - Series "J"		5,291,000

		U.S. Government Agency—3.2%
324,000		Fannie Mae, 8.25%, 2045		7,435,800
107,500		Freddie Mac, 8.375%, 2047-Series "Z"		2,612,250

				10,048,050

Total Value of Preferred Stocks (cost $33,554,484)				30,440,248

		MORTGAGE-BACKED CERTIFICATES—3.2%
		Fannie Mae—1.3%
1,976	M	5.5%, 1/1/2037		1,951,438
2,080	M	6.5%, 7/1/2037		2,144,246

				4,095,684

		Freddie Mac—1.9%
3,221	M	5.5%, 6/1/2036		3,188,254
2,833	M	6%, 11/1/2037		2,864,804

				6,053,058

Total Value of Mortgage-Backed Certificates (cost $10,073,124)				10,148,742

		U.S. GOVERNMENT OBLIGATIONS—3.0%
999	M	FDA Queens LP, 6.99%, 2017	(a)	1,109,655
		U.S. Treasury Note:
6,600	M	3.125%, 2013		6,546,896
1,800	M	3.5%, 2018		1,733,204

Total Value of U.S. Government Obligations (cost $9,500,757)				9,389,755

		U.S. GOVERNMENT AGENCY OBLIGATIONS—2.0%
2,600	M	Fannie Mae, 6%, 2016		2,610,949
1,000	M	Federal Home Loan Bank, 7.23%, 2015		1,072,628
2,500	M	Freddie Mac, 6%, 2017		2,560,253

Total Value of U.S. Government Agency Obligations (cost $6,243,125)				6,243,830

		MUNICIPAL BONDS—.5%
1,730	M	Tobacco Settlement Fin. Auth. West Virginia Series "A", 7.467%, 2047
		(cost $1,730,000)		1,545,478

		PASS THROUGH CERTIFICATES—.4%
		Transportation
471	M	American Airlines, Inc., 7.377%, 2019		251,732
1,181	M	Continental Airlines, Inc., 8.388%, 2020		1,027,254

Total Value of Pass Through Certificates (cost $1,656,275)				1,278,986

		SHORT-TERM INVESTMENTS—2.1%

		Money Market Fund
$ 6,615	M	First Investors Cash Reserve Fund, 2.24% (cost $6,615,000)	(b)	6,615,000

Total Value of Investments (cost $323,527,594)		98.7%		312,353,609
Other Assets, Less Liabilities		1.3%		4,055,731

Net Assets		100.0%		$ 316,409,340

(a)	Security exempt from registration under Rule 144A of Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2008, the
Fund held thirteen 144A security with an aggregate value of
$44,118,782 representing 13.9% of the Fund's net assets.

(b)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management
Company, Inc. Rate shown is the 7-day yield at June 30, 2008.

At June 30, 2008, the cost of investments for federal income tax purposes was $323,527,594. Accumulated net unrealized depreciation on investments was $11,173,985, consisting of $1,051,600 gross unrealized appreciation and $12,225,585 gross unrealized depreciation.

Portfolio of Investments (unaudited)
FUND FOR INCOME
June 30, 2008

Shares		Security			Value

		CORPORATE BONDS—91.5%
		Aerospace/Defense—4.3%
$ 4,775	M	Alliant Techsystems, Inc., 6.75%, 2016			$ 4,655,625
		DRS Technologies, Inc.:
5,250	M	6.875%, 2013			5,276,250
1,000	M	6.625%, 2016			1,020,000
5,508	M	DynCorp International, LLC, 9.5%, 2013			5,508,000
1,747	M	GenCorp, Inc., 9.5%, 2013			1,729,530
4,375	M	L-3 Communications Corp., 7.625%, 2012			4,429,687

					22,619,092

		Automotive—4.4%
2,700	M	Accuride Corp., 8.5%, 2015	(a)		1,998,000
		Asbury Automotive Group, Inc.:
5,400	M	8%, 2014	(a)		4,698,000
2,000	M	7.625%, 2017			1,620,000
6,975	M	Avis Budget Car Rental, LLC, 7.75%, 2016			5,388,187
4,208	M	Cambridge Industries Liquidating Trust, 2008	(b)	(c)	2,630
500	M	Tenneco Automotive, Inc., 8.625%, 2014	(a)		443,750
6,575	M	United Auto Group, Inc., 7.75%, 2016			5,786,000
3,600	M	United Components, Inc., 9.375%, 2013			3,384,000

					23,320,567

		Chemicals—4.7%
		Huntsman, LLC:
1,636	M	11.625%, 2010			1,693,260
4,515	M	11.5%, 2012			4,706,888
5,250	M	Nell AF S.a.r.l., 8.375%, 2015	(d)		3,360,000
4,800	M	Newmarket Corp., 7.125%, 2016			4,788,000
4,500	M	Terra Capital, Inc., 7%, 2017			4,432,500
3,900	M	Tronox Worldwide, LLC, 9.5%, 2012			3,198,000
3,075	M	Westlake Chemical Corp., 6.625%, 2016			2,598,375

					24,777,023

		Consumer Non-Durables—2.1%
4,000	M	GFSI, Inc., 10.5%, 2011	(d)	(e)	3,820,000
		Levi Strauss & Co.:
4,000	M	9.75%, 2015			4,040,000
3,500	M	8.875%, 2016	(a)		3,421,250

					11,281,250

		Energy—12.5%
5,275	M	Basic Energy Services, Inc., 7.125%, 2016			5,156,312
3,600	M	Calfrac Holdings, 7.75%, 2015	(d)		3,492,000
		Chesapeake Energy Corp.:
1,800	M	7.5%, 2014	(a)		1,795,500
8,850	M	6.625%, 2016			8,540,250
4,500	M	Cimarex Energy Co., 7.125%, 2017			4,443,750
4,350	M	Compagnie Generale de Geophysique, 7.5%, 2015			4,360,875
4,375	M	Complete Production Services, Inc., 8%, 2016	(a)		4,391,406
1,800	M	Connacher Oil & Gas, Ltd., 10.25%, 2015	(d)		1,908,000
8,500	M	Delta Petroleum Corp., 7%, 2015			7,310,000
1,350	M	Hilcorp Energy I, LP, 9%, 2016	(d)		1,380,375
164	M	National Oilwell Varco, Inc., 6.125%, 2015			166,472
500	M	Newfield Exploration Co., 7.125%, 2018			476,250
		Pacific Energy Partners LP:
3,070	M	7.125%, 2014			3,098,480
1,920	M	6.25%, 2015			1,906,568

		Petroplus Finance, Ltd.:
900	M	6.75%, 2014	(d)		819,000
3,950	M	7%, 2017	(d)		3,505,625
2,625	M	Plains Exploration & Production Co., 7.625%, 2018			2,638,125
3,600	M	Stallion Oilfield Services, Ltd., 9.75%, 2015	(d)		3,078,000
2,600	M	Stewart & Stevenson, LLC, 10%, 2014			2,580,500
1,400	M	Swift Energy Co., 7.125%, 2017			1,298,500
3,490	M	Tesoro Corp., 6.25%, 2012			3,332,950

					65,678,938

		Financial Services—2.1%
11,135	M	Targeted Return Index Securities Trust, 7.548%, 2016	(d)		10,849,744

		Financials—.5%
4,350	M	General Motors Acceptance Corp., 6.75%, 2014			2,876,277

		Food/Beverage/Tobacco—2.9%
9,000	M	Constellation Brands, Inc., 7.25%, 2016			8,505,000
		Land O'Lakes, Inc.:
1,800	M	9%, 2010			1,863,000
775	M	8.75%, 2011			785,656
4,125	M	Southern States Cooperative, Inc., 10.5%, 2010	(d)		4,228,125

					15,381,781

		Food/Drug—1.2%
6,250	M	Ingles Markets, Inc., 8.875%, 2011			6,359,375
164	M	Rite Aid Corp., 8.125%, 2010			166,206

					6,525,581

		Forest Products/Containers—2.1%
2,150	M	Jefferson Smurfit Corp., 8.25%, 2012			1,886,625
4,400	M	Sappi Papier Holding, AG, 6.75%, 2012	(d)		4,230,732
2,000	M	Tekni-Plex, Inc., 8.75%, 2013	(a)		1,680,000
3,275	M	Verso Paper Holding, LLC, 6.623%, 2014	(e)		3,029,375

					10,826,732

		Gaming/Leisure—5.9%
4,250	M	Circus & Eldorado/Silver Legacy, 10.125%, 2012			4,111,875
4,500	M	Isle of Capri Casinos, Inc., 7%, 2014	(a)		3,195,000
5,220	M	Mandalay Resort Group, 6.375%, 2011			4,776,300
6,960	M	MGM Mirage, Inc., 6.625%, 2015			5,620,200
1,800	M	Pinnacle Entertainment, Inc., 7.5%, 2015			1,386,000
9,745	M	Speedway Motorsports, Inc., 6.75%, 2013			9,550,100
4,500	M	Station Casinos, Inc., 6.875%, 2016	(a)		2,480,625

					31,120,100

		Health Care—7.2%
		Alliance Imaging, Inc.:
1,800	M	7.25%, 2012			1,701,000
3,150	M	7.25%, 2012			2,976,750
4,375	M	Community Health Systems, 8.875%, 2015			4,424,219
4,350	M	DaVita, Inc., 7.25%, 2015	(a)		4,252,125
3,480	M	Fisher Scientific International, Inc., 6.125%, 2015			3,454,770
4,400	M	Genesis Health Ventures, Inc., 9.75%, 2011	(b)	(c)	2,750
5,700	M	HCA, Inc., 6.75%, 2013			5,030,250
4,000	M	Omnicare, Inc., 6.875%, 2015			3,720,000
3,025	M	Res-Care, Inc., 7.75%, 2013			2,896,437
		Tenet Healthcare Corp.:
3,450	M	7.375%, 2013			3,260,250
2,250	M	9.25%, 2015	(a)		2,216,250
4,500	M	Universal Hospital Services, Inc., 6.303%, 2015			4,230,000

					38,164,801

		Housing—3.0%
2,180	M	Beazer Homes USA, Inc., 6.875%, 2015	(a)		1,569,600
6,100	M	Builders FirstSource, Inc., 6.926%, 2012	(e)		4,178,500
900	M	NTK Holdings, Inc., 0%—10.75%, 2014	(a)	(f)	414,000
6,760	M	Ply Gem Industries, Inc., 9%, 2012	(a)		4,005,300
3,500	M	Realogy Corp., 12.375%, 2015	(a)		1,732,500
		William Lyon Homes, Inc.:

4,500	M	7.625%, 2012			2,362,500
2,700	M	10.75%, 2013			1,471,500

					15,733,900

		Information Technology—3.8%
7,650	M	Belden CDT, Inc., 7%, 2017			7,382,250
3,000	M	Exodus Communications, Inc., 10.75%, 2009	(b)	(c)	1,875
		Freescale Semiconductor, Inc.:
5,250	M	9.125%, 2014			4,108,125
875	M	10.125%, 2016	(a)		671,563
		Iron Mountain, Inc.:
1,000	M	8.625%, 2013			1,010,000
1,000	M	6.625%, 2016			940,000
1,500	M	8%, 2020			1,485,000
1,000	M	NXP BV/NXP Funding, LLC, 7.875%, 2014			925,000
		Sanmina - SCI Corp.:
875	M	5.526%, 2014	(d)	(e)	813,750
1,300	M	8.125%, 2016			1,176,500
		Xerox Corp.:
500	M	6.4%, 2016			499,850
1,000	M	6.75%, 2017			1,009,439

					20,023,352

		Investment/Finance Companies—1.4%
7,300	M	LaBranche & Co., Inc., 11%, 2012			7,537,250

		Manufacturing—2.3%
2,740	M	Case New Holland, Inc., 7.125%, 2014			2,698,900
		ESCO Corp.:
250	M	6.651%, 2013	(d)	(e)	236,250
2,000	M	8.625%, 2013	(d)		2,030,000
2,500	M	Itron, Inc., 7.75%, 2012			2,493,750
4,500	M	Terex Corp., 8%, 2017	(a)		4,488,750

					11,947,650

		Media-Broadcasting—3.3%
5,250	M	Block Communications, Inc., 8.25%, 2015	(d)		5,013,750
4,400	M	LBI Media, Inc., 8.5%, 2017	(d)		3,410,000
3,196	M	Nexstar Finance Holding, LLC, 11.375%, 2013			3,084,048
1,357	M	Sinclair Broadcasting Group, Inc., 8%, 2012			1,370,570
		Young Broadcasting, Inc.:
2,920	M	10%, 2011	(a)		1,649,800
4,900	M	8.75%, 2014			2,670,500

					17,198,668

		Media-Cable TV—9.5%
8,745	M	Adelphia Communications Escrow Bond, 10.25%, 2011	(b)		787,050
6,250	M	Atlantic Broadband Finance, LLC, 9.375%, 2014			5,656,250
6,900	M	Cablevision Systems Corp., 8%, 2012			6,555,000
		Charter Communications Holdings, LLC:
8,500	M	10%, 2009			8,287,500
2,000	M	10.25%, 2010			1,950,000
8,250	M	11.75%, 2011			6,022,500
2,000	M	8%, 2012	(d)		1,900,000
4,625	M	CSC Holdings, Inc., 8.125%, 2009			4,671,250
6,940	M	Echostar DBS Corp., 6.375%, 2011			6,714,450
		Mediacom LLC/Mediacom Capital Corp.:
4,000	M	7.875%, 2011			3,710,000
2,000	M	9.5%, 2013			1,895,000
		Quebecor Media, Inc.:
800	M	7.75%, 2016			748,000
1,000	M	7.75%, 2016			935,000

					49,832,000

		Media-Diversified—4.1%
		Cenveo, Inc.:
5,200	M	7.875%, 2013			4,368,000
500	M	10.5%, 2016	(d)		497,500

2,000	M		Deluxe Corp., 7.375%, 2015			1,760,000
7,875	M		Idearc, Inc., 8%, 2016			4,990,781
			MediaNews Group, Inc.:
2,625	M		6.875%, 2013			1,089,375
3,100	M		6.375%, 2014			1,286,500
6,450	M		R.H. Donnelley Corp., 8.875%, 2017	(a)	(d)	3,870,000
3,400	M		Universal City Development Partners, Ltd., 11.75%, 2010			3,502,000
250	M		Universal City Florida Holding Co., 7.62281%, 2010	(e)		242,500

						21,606,656

			Metals/Mining—1.5%
500	M		Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017			528,320
1,750	M		Metals USA, Inc., 11.125%, 2015			1,828,750
6,010	M		Russell Metals, Inc., 6.375%, 2014			5,679,450

						8,036,520

			Retail-General Merchandise—2.6%
4,400	M		Claire's Stores, Inc., 9.625%, 2015, PIK	(a)		1,892,000
1,950	M		GSC Holdings Corp., 8%, 2012			1,998,750
6,100	M		Neiman Marcus Group, Inc., 10.375%, 2015	(a)		6,130,500
4,750	M		Yankee Acquisition Corp., 9.75%, 2017	(a)		3,443,750

						13,465,000

			Services—4.8%
			Allied Waste NA, Inc.:
1,800	M		7.875%, 2013			1,840,500
6,000	M		7.375%, 2014	(a)		6,120,000
5,250	M		6.875%, 2017			5,158,125
4,700	M		Ashtead Capital, Inc., 9%, 2016	(a)	(d)	4,159,500
2,700	M		First Data Corp., 9.875%, 2015	(d)		2,352,375
			United Rentals, Inc.:
2,863	M		6.5%, 2012			2,591,015
4,350	M		7%, 2014			3,393,000

						25,614,515

			Telecommunications—.6%
3,500	M		Citizens Communications Co., 7.125%, 2019			3,150,000

			Transportation—.9%
4,200	M		Roadway Corp., 8.25%, 2008			4,221,000
500	M		Titan Petrochemicals Group, Ltd., 8.5%, 2012	(d)		267,500

						4,488,500

			Utilities—1.6%
4,400	M		Dynergy Holdings, Inc., 7.75%, 2019	(a)		4,026,000
4,625	M		NRG Energy, Inc., 7.375%, 2017			4,382,188

						8,408,188

			Wireless Communications—2.2%
8,000	M		Nextel Communications, Inc., 5.95%, 2014	(a)		6,427,336
5,200	M		Rogers Wireless, Inc., 6.375%, 2014			5,212,137

						11,639,473

Total Value of Corporate Bonds (cost $547,122,231)						482,103,558

			COMMON STOCKS—2.6%
			Automotive—.0%
37,387		*	Safelite Glass Corporation - Class "B"	(c)	(d)	23,180
2,523		*	Safelite Realty Corporation	(c)		30,528

						53,708

			Chemicals—.6%
14,634		*	Texas Petrochemicals Corporation	(c)		231,803
180,613		*	Texas Petrochemicals Corporation	(c)		3,251,034

						3,482,837

			Food/Drug—.1%
27,925			Ingles Markets, Inc.			651,490

			Media-Broadcasting—.5%
325,000			Sinclair Broadcasting Group, Inc.			2,470,000

			Media-Cable TV—1.0%
8,731,521		*	Adelphia Recovery Trust			467,136
178,083		*	Time Warner Cable, Inc. - Class "A"			4,715,638

						5,182,774

			Telecommunication Services—.4%

175,000			Citizens Communications Co.			1,984,500
8		*	Viatel Holding (Bermuda), Ltd.	(c)		29
18,224		*	World Access, Inc.			15

						1,984,544

Total Value of Common Stocks (cost $19,488,770)						13,825,353

			AUCTION RATE SECURITIES(g)—1.0%
$ 925	M		New Jersey St Trans. Trust Fund Auth. Rev. Bonds, 3.7%, 2019			925,000
2,500	M		New York State Thruway Auth. Svc. Contract Rev., 3.725%, 2021			2,500,000
1,825	M		Winter Park FL Elec. Rev. Bonds, 4.345%, 2034			1,825,000

Total Value of Auction Rate Securities (cost $5,250,000)						5,250,000

			WARRANTS—.0%
			Aerospace/Defense
3,000		*	DeCrane Aircraft Holdings, Inc. (expiring 9/30/08)	(c)	(d)	30

			Telecommunication Services
3,500		*	GT Group Telecom, Inc. (expiring 2/1/10)	(c)	(d)	0

Total Value of Warrants (cost $319,221)						30

			SHORT-TERM INVESTMENTS(h)—3.9%
			MONEY MARKET FUND
$ 20,570	M		First Investors Cash Reserve Fund, 2.24% (cost $20,570,000)			20,570,000

			CERTIFICATES OF DEPOSIT(i)—4.2%
2,000	M		American Express Centurion Bank, 2.72%, 8/8/08			1,999,586
1,900	M		Bank of Scotland PLC, 2.73%, 7/11/08			1,900,040
1,900	M		Barclays Bank PLC, 2.68%, 7/2/08			1,900,002
1,900	M		Banque Nationale de Paris, 2.66%, 7/15/08			1,899,999
1,900	M		Commonwealth Bank of Australia, 2.63%, 7/11/08			1,899,982
1,800	M		Deutsche Bank AG, 2.72%, 7/30/08			1,800,087
2,000	M		Dexia Credit Local SA, 2.69%, 8/7/08			1,999,523
1,800	M		Nordea Bank Finland PLC, 2.7%, 8/4/08			1,799,629
1,700	M		Skandinaviska Enskilda Banken AB, 2.7%, 7/17/08			1,700,028
1,500	M		Societe Generale, 2.93%, 7/2/08			1,500,022
1,900	M		Svenska Handelsbanken AB, 2.55%, 7/11/08			1,899,936
1,800	M		Toronto Dominion Bank, 2.77%, 9/5/08			1,798,853

Total Value of Certificates of Deposit (cost $22,097,687)						22,097,687

			SHORT-TERM CORPORATE NOTES(i)—1.0%
1,750	M		Bank of Nova Scotia, 2.52%,8/13/08			1,744,176
1,750	M		Intesa Funding LLC, 2.69%, 8/4/08			1,745,335
1,800	M		WestPac Banking Corp., 2.60%, 8/15/08			1,793,733

Total Value of Short-Term Corporate Notes (cost $5,283,244)						5,283,244

			REPURCHASE AGREEMENTS(i)—5.0%
11,301	M		Barclays Bank PLC, 2.5%, dated 6/30/08, to be repurchased
			at $11,301,785 on 7/1/08 (collateralized by Fannie Mae, 4.12%, 5/6/13,
			valued at $11,538,009)			11,301,000
15,000	M		Deutsche Bank, 2.5%, dated 6/30/08, to be repurchased
			at $15,001,042 on 7/1/08 (collateralized by Fannie Mae, 5.585%, 9/18/17
			valued at $15,359,284)			15,000,000

Total Value of Repurchase Agreements (cost $26,301,000)						26,301,000

Total Value of Investments (cost $646,432,153)			109.2%			575,430,872
Excess of Liabilities Over Other Assets			(9.2)			(48,602,088)

Net Assets			100.0%			$ 526,828,784

(a)	Loaned security; a portion or all of the security is on loan as of June 30, 2008.

(b)	In default as to principal and /or interest payment

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30, 2008, the Fund held ten securities that were fair valued by the Valuation Committee with an aggregate value of
$3,543,859 representing .7% of the Fund's net assets.

(d)	Security exempt from registration under Rule 144A of Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2008, the Fund held twenty-five 144A securities with an aggregate value of $65,245,436 representing 12.4% of the
Fund's net assets.

(e)	Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures. The Interest rates shown are the rates in effect on June 30, 2008.

(f)	Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated date).

(g)	Interest rates on action rate securities are determined and reset periodically by the issuer and the rates in effect on June 30, 2008.

(h)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at June 30, 2008.

(i)	Issued as collateral for securities on loan

*	Non-income producing

At June 30, 2008, the cost of investments for federal income tax purposes was
$646,563,205. Accumulated net unrealized depreciation on investments was
$71,132,333, consisting of $2,742,213 gross unrealized appreciation and
$73,874,546 gross unrealized depreciation.

Security Valuation –Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trusts’ Board of Trustees (the “Board”). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

Security Lending – Fund For Income may loan securities to other investors through the Securities Lending Management Agreement (“the Agreement”) with Credit Suisse. Under the terms of the Agreement, the Fund is required to maintain collateral with a market value not less than 101% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in market value of securities on loan. Collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies. Cash collateral may be invested in permissible instruments authorized by the

Agreement. Interest earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by Credit Suisse for its services in connection with this securities lending program. The Fund is subject to all of the investment risks associated with the securities that are being loaned and the investments made with the cash collateral. The Fund is also subject to the risks associated with a delay in recovering the loaned securities or an inability to recover the loaned securities in the event the collateral is not sufficient. The market value of securities on loan at June 30, 2008, was $52,785,126 (including $1,461,129 of accrued interest), for which the Fund received cash collateral of $53,681,931.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds
(Registrant)

By	/S/	KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	August 22, 2008